FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2024
Disclosure Of Financing Income Expenses Net [Abstract]
FINANCIAL INCOME AND EXPENSES
6.	FINANCIAL INCOME AND EXPENSES

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Financial income:
Non-cash financial income	-	1,171	303

Financial expense:
Interest on leases (Note 24)	(592)	(624)	(647)
Loss on disposal of exchangeable notes (Note 23)	-	-	(9,678)
Penalty for early partial settlement of senior secured term loan (Note 23,28)	-	(905)	(3,450)
Cash interest payable on senior secured term loan	(6,293)	(7,289)	(7,039)
Cash interest payable on convertible note	(300)	(300)	(199)
Cash interest on exchangeable notes	(8)	(8)	(296)
Cash interest payable on PPP loans (Note 4)	(338)	-	-
Non-cash interest on exchangeable notes	-	-	(84)
Non-cash interest on senior secured term loan (Note 23)	(2,355)	(1,131)	(2,772)
Non-cash interest on convertible note	(859)	(796)	(495)
Non-cash financial expense	(1,172)	-	(74)
Unwinding of discount on deferred contingent consideration	(53)	-	-
Capitalisation of borrowing costs	2,085	-	-
Non-cash loan modification gain (Note 23,28)	3,567	-	-
Capitalisation of unpaid interest on term loan	(3,247)	-	-

	(9,565)	(11,053)	(24,734)

Net financing expense	(9,565)	(9,882)	(24,431)

For more information on the senior secured term loan, convertible note and exchangeable notes, refer to Note 23 Interest-Bearing Loans and Borrowings.

Non-cash financial expense relates to the fair value loss on warrant liabilities during the year. Refer to Note 23 for further details.